SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assumptions for Binomial Option Pricing Model) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected term	6 years 3 months	6 years 3 months	6 years 3 months
Forfeiture rate	0.00%	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	78.00%	79.00%	77.00%
Risk-free interest	3.70%	4.20%	1.40%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	80.00%	80.00%	78.00%
Risk-free interest	4.40%	4.80%	4.00%